Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 7 — LEASES:

As of December 31, 2025, the Company has several operating building and car lease agreements:

Since the second half of 2023, the Company started leasing two office floors and parking spaces in Petah Tikva.

The Company leases approximately 3080 square meters (1540 each floor). The lease agreement is effective through October 2028 with an option to extend the lease term through the second lease term, additional 5 years. The Company decided that the lease term for the lease components will include both the Initial Lease Term and the Second Lease Term meaning effective through October 2033.

The average monthly payment for this agreement is approximately $59 thousand.

The Company leases vehicles to some of its employees. The lease agreement is effective through March 2028 and the monthly payment in 2025 was approximately $7 thousand.

Nanox Imaging Inc. leased its offices in the U.S. under operating lease agreement which expired in January 2025. The monthly rent payment for this agreement was approximately $6 thousand.

USARAD Holdings inc. leases its offices in the U.S. under operating lease agreement which expires in December 2027. The monthly rent payment for this agreement is approximately $12 thousand.

Nanox Impact inc. leases its offices in the U.S. under operating lease agreement which expires in August 2026. The monthly rent payment for this agreement is approximately $6 thousand.

The table below presents the effects on the amounts relating to the Company’s total lease costs:

	Year ended December 31,
	2025	2024
Operating lease cost:
Fixed payments	1,014	1,118

Variable Lease Cost	13	13
Total operating lease cost	1,027	1,131

The table below presents supplemental cash flow information related to operating leases:

	Year ended December 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	1,099	1,196

Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	131	-

The table below presents supplemental balance sheet information related to operating leases:

	December 31,
	2025	2024
Operating leases:
Operating lease right-of-use assets	3,518	3,843

Current maturities of operating leases	950	745
Non-current operating leases	3,765	3,640
Total operating lease liabilities	4,715	4,385

	December 31,
	2025	2024
Weighted average remaining lease term
Operating leases	7.34	8.16

Weighted average discount rate
Operating leases	12.77%	12.73%

The table below presents maturities of operating lease liabilities:

December 31,
2025
2026	1,008
2027	995
2028	888
2029	916
2030	916
Thereafter	2,560
Total operating lease payments	7,283
Less: imputed interest	2,568
Present value of lease liabilities	4,715